UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2017

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for these series, as appropriate.

Dreyfus Natural Resources Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Natural Resources Fund

SEMIANNUAL REPORT March 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Natural Resources Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Natural Resources Fund, covering the six-month period from October 1, 2016 through March 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After previously rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally gave back a portion of their gains in October due to uncertainty in advance of U.S. elections. Meanwhile, prices of U.S. government securities began to decline in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. After the election in early November, equity markets rallied to a series of new highs as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
April 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from October 1, 2016 through March 31, 2017, as provided by Robin Wehbé and Elizabeth Slover, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2017, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 8.65%, Class C shares returned 8.31%, Class I shares returned 8.83%, and Class Y shares returned 8.88%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 10.11% for the same period.2 The S&P North American Natural Resources Sector Index (the “NR Index”), which more closely reflects the fund’s composition, returned 0.56% for the reporting period.3

Equities generally achieved solid gains over the reporting period amid changing U.S. government policies and expectations of greater economic growth, but natural resources stocks produced flat returns due to the impact of falling oil prices in early 2017. The fund outperformed the NR Index, mainly due to overweighted exposure to and favorable security selections among metals-and-mining companies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources.

The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio managers seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging markets securities, without limitation.

Economic and Political Developments Drove Stocks Higher

U.S. stocks generally fared well over the reporting period as investors’ risk appetites expanded in anticipation of more business-friendly policies from a newly elected U.S. president. Although the Index declined moderately before the vote in November, the election’s widely unexpected outcome sparked a robust rally that persisted through February. The rally paused in March, however, when investors began to recognize that the new administration’s proposals would take time, political capital, and cooperation from Congress to enact.

Natural resources companies produced mixed results in this environment. Producers of industrial commodities generally advanced amid expectations of higher U.S. government spending on infrastructure-related projects and improved economic conditions in overseas markets. In contrast, energy stocks lost value, giving back a portion of their previous gains when oil prices retreated over the first three months of 2017.

Security Selections Weighed on Fund Results

In anticipation of improving business fundamentals, we maintained a constructive investment posture throughout the reporting period, including an emphasis on stocks with relatively high volatility characteristics. This positioning enabled the fund to outperform the NR Index, but caused it to lag broader market averages. More specifically, we increased the fund’s exposure to metals-and-mining companies, which helped it participate more fully in gains posted by companies such as Brazilian iron ore producer Vale, U.S. iron ore producer Cliffs Natural Resources, and Swiss industrial metals producer Glencore. Although the fund’s holdings in the energy sector struggled with softer oil and gas

DISCUSSION OF FUND PERFORMANCE (continued)

prices over the reporting period’s second half, our underweighted positions in large integrated oil companies helped cushion the full brunt of the sector’s weakness. The fund held no exposure to some of the largest integrated oil companies, such as ExxonMobil and Chevron.

On the other hand, the fund’s focus on smaller, more volatile companies proved counterproductive during the first quarter of 2017. For example, oil-and-gas company Continental Resources lost value during the energy sector’s correction due to its relatively highly leveraged exposure to changing commodity prices. Likewise, smaller energy services companies, such as Superior Energy Services, undermined relative performance during the correction despite positive longer term prospects stemming from their participation in North American shale projects.

Positioned for Market Recovery

In our judgment, the recent correction in the energy sector is likely to be temporary. Industry fundamentals have not changed substantially, and many companies strengthened their balance sheets, cut costs, and achieved greater operational efficiencies during the global downturn that ended in February 2016. Meanwhile, we continue to expect the domestic and global economies to benefit from the more stimulative policies of the U.S. government.

Therefore, we have maintained the fund’s constructive investment posture, including overweighted exposure to metals-and-mining companies and energy services companies. Within these areas, we have focused on identifying low-cost producers with strong asset bases, defendable business models, and relatively muted sensitivity to fluctuations in commodity prices. We also have placed greater emphasis in our analytical process on environmental factors, seeking to avoid companies that may encounter environmental challenges.

April 17, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and domestic and international politics. Interest rates, commodity prices, economic, tax, energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks are greater with emerging markets countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. —The S&P North American Natural Resources Sector Index provides investors with a benchmark that represents U.S.-traded securities that are classified under the GICS® Energy and Materials sectors excluding the chemicals industry and steel sub-industry. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2016 to March 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.97	$10.54	$5.47	$4.74
Ending value (after expenses)	$1,086.50	$1,083.10	$1,088.30	$1,088.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.74	$10.20	$5.29	$4.58
Ending value (after expenses)	$1,018.25	$1,014.81	$1,019.70	$1,020.39

† Expenses are equal to the fund’s annualized expense ratio of 1.34% for Class A, 2.03% for Class C, 1.05% for Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2017 (Unaudited)

Common Stocks - 96.5%	Shares		Value ($)
Diversified Chemicals - 2.6%
BASF	81,376		8,066,588
Energy Services - 12.5%
Baker Hughes	83,919		5,020,035
Calfrac Well Services	757,549	[a]	2,016,561
Flotek Industries	435,691	[a,b]	5,572,488
Halliburton	165,506		8,144,550
Newpark Resources	506,324	[a]	4,101,224
Schlumberger	113,969		8,900,979
Superior Energy Services	404,656	[a]	5,770,395
			39,526,232
Forest Products & Other - 6.1%
Fibria Celulose, ADR	545,801		4,988,621
Packaging Corporation of America	77,578		7,107,696
Vulcan Materials	60,903		7,337,593
			19,433,910
Industrials - .9%
Vestas Wind Systems	34,893		2,837,033
Integrated Energy - 10.1%
Galp Energia	443,801		6,734,803
Reliance Industries, GDR	107,281	[a,c]	4,335,923
Total	288,539		14,595,017
Valero Energy	97,657		6,473,683
			32,139,426
Metals & Mining - 29.1%
Alcoa	177,687		6,112,433
Arch Coal, Cl. A	42,413	[a,b]	2,923,952
Cliffs Natural Resources	798,902	[a]	6,558,985
Freeport-McMoRan	556,439	[a,b]	7,434,025
Glencore	4,583,816	[a]	17,984,364
Norsk Hydro	1,446,916		8,402,231
Nucor	102,121		6,098,666
Rio Tinto	256,067		11,828,108
Steel Dynamics	268,551		9,334,833
Teck Resources, Cl. B	223,111		4,878,797
Vale, ADR	1,138,071		10,811,674
			92,368,068

Common Stocks - 96.5% (continued)	Shares		Value ($)
Natural Gas-E&P - 6.0%
Cabot Oil & Gas	268,884		6,429,016
EOG Resources	93,602		9,130,875
Gaztransport Et Technigaz	88,820		3,339,586
			18,899,477
Oil-E&P - 8.6%
Anadarko Petroleum	113,257		7,021,934
Continental Resources	119,961	[a,b]	5,448,629
Gran Tierra Energy	972,110	[a]	2,587,712
Petroleo Brasileiro, ADR	540,520	[a]	4,983,594
Pioneer Natural Resources	38,222		7,118,083
			27,159,952
Precious Metals - 5.8%
Newcrest Mining	431,197		7,336,509
Newmont Mining	339,001		11,173,473
			18,509,982
Seed & Fertilizer - 14.8%
Agrium	97,793		9,333,299
K+S	329,681		7,663,646
Monsanto	76,549		8,665,347
Mosaic	290,808		8,485,777
OCI	276,283	[a]	5,309,734
Yara International	197,146		7,590,840
			47,048,643
Total Common Stocks (cost $263,851,709)			305,989,311
Preferred Stocks - 2.1%
Metals & Mining - 2.1%
Gerdau (cost $6,783,828)	1,954,900		6,800,249
Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,548,736)	3,548,736	[d]	3,548,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $8,074,462)	8,074,462	[d]	8,074,462
Total Investments (cost $282,258,735)	102.3%		324,412,758
Liabilities, Less Cash and Receivables	(2.3%)		(7,340,683)
Net Assets	100.0%		317,072,075

ADR—American Depository Receipt

GDR—Global Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $13,302,373 and the value of the collateral held by the fund was $13,424,880, consisting of cash collateral of $8,074,462 and U.S. Government & Agency securities valued at $5,350,418.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, this security was valued at $4,335,923 or 1.37% of net assets.

d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Metals & Mining	31.2
Seed & Fertilizer	14.8
Energy Services	12.5
Integrated Energy	10.1
Oil-E&P	8.6
Forest Products & Other	6.1
Natural Gas-E&P	6.0
Precious Metals	5.8
Money Market Investments	3.7
Diversified Chemicals	2.6
Industrials	.9
102.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,302,373)—Note 1(c):
Unaffiliated issuers	270,635,537	312,789,560
Affiliated issuers	11,623,198	11,623,198
Cash		890,512
Cash denominated in foreign currency	195,508	196,312
Dividends and securities lending income receivable		921,041
Receivable for shares of Beneficial Interest subscribed		402,521
Prepaid expenses		49,065
		326,872,209
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		258,542
Liability for securities on loan—Note 1(c)		8,074,462
Payable for shares of Beneficial Interest redeemed		1,317,383
Accrued expenses		149,747
		9,800,134
Net Assets ($)		317,072,075
Composition of Net Assets ($):
Paid-in capital		303,082,475
Accumulated undistributed investment income—net		355,159
Accumulated net realized gain (loss) on investments		(28,513,522)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		42,147,963
Net Assets ($)		317,072,075

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	79,323,395	10,586,191	226,711,030	451,459
Shares Outstanding	2,782,979	401,331	7,740,775	15,408
Net Asset Value Per Share ($)	28.50	26.38	29.29	29.30

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $126,424 foreign taxes withheld at source):
Unaffiliated issuers	2,034,875
Affiliated issuers	11,399
Income from securities lending—Note 1(c)	24,586
Total Income	2,070,860
Expenses:
Management fee—Note 3(a)	1,103,165
Shareholder servicing costs—Note 3(c)	341,969
Professional fees	71,199
Registration fees	54,577
Trustees’ fees and expenses—Note 3(d)	42,334
Distribution fees—Note 3(b)	41,954
Custodian fees—Note 3(c)	27,735
Prospectus and shareholders’ reports	20,569
Loan commitment fees—Note 2	4,377
Miscellaneous	15,195
Total Expenses	1,723,074
Less—reduction in expenses due to undertaking—Note 3(a)	(7,939)
Less—reduction in fees due to earnings credits—Note 3(c)	(647)
Net Expenses	1,714,488
Investment Income—Net	356,372
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,987,760
Net realized gain (loss) on forward foreign currency exchange contracts	(116,952)
Net Realized Gain (Loss)	4,870,808
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	16,805,292
Net Realized and Unrealized Gain (Loss) on Investments	21,676,100
Net Increase in Net Assets Resulting from Operations	22,032,472

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations ($):
Investment income—net	356,372	2,165,302
Net realized gain (loss) on investments	4,870,808	(22,011,096)
Net unrealized appreciation (depreciation) on investments	16,805,292	47,478,177
Net Increase (Decrease) in Net Assets Resulting from Operations	22,032,472	27,632,383
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,033,512)	(501,736)
Class C	(80,254)	(27,114)
Class I	(2,938,769)	(876,186)
Class Y	(8,112)	(12)
Total Distributions	(4,060,647)	(1,405,048)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	18,125,706	50,115,506
Class C	1,904,736	3,349,871
Class I	114,380,566	126,112,147
Class Y	148,374	511,223
Distributions reinvested:
Class A	907,914	439,725
Class C	72,804	23,498
Class I	2,550,006	688,222
Class Y	8,095	-
Cost of shares redeemed:
Class A	(22,928,032)	(33,508,908)
Class C	(2,365,142)	(3,889,795)
Class I	(45,783,497)	(57,262,161)
Class Y	(152,233)	(136,694)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	66,869,297	86,442,634
Total Increase (Decrease) in Net Assets	84,841,122	112,669,969
Net Assets ($):
Beginning of Period	232,230,953	119,560,984
End of Period	317,072,075	232,230,953
Undistributed investment income—net	355,159	4,059,434

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	633,649	2,104,111
Shares issued for distributions reinvested	31,980	18,776
Shares redeemed	(804,574)	(1,416,127)
Net Increase (Decrease) in Shares Outstanding	(138,945)	706,760
Class C
Shares sold	73,131	152,981
Shares issued for distributions reinvested	2,765	1,079
Shares redeemed	(88,539)	(177,101)
Net Increase (Decrease) in Shares Outstanding	(12,643)	(23,041)
Class Ia
Shares sold	3,937,233	5,144,694
Shares issued for distributions reinvested	87,509	28,652
Shares redeemed	(1,561,816)	(2,339,559)
Net Increase (Decrease) in Shares Outstanding	2,462,926	2,833,787
Class Y
Shares sold	5,085	20,656
Shares issued for distributions reinvested	277	-
Shares redeemed	(5,131)	(5,518)
Net Increase (Decrease) in Shares Outstanding	231	15,138

[a]	During the period ended March 31, 2017, 781 Class A shares representing $23,269 were exchanged for 761 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2017
		Year Ended September 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	26.56	23.30	31.73	29.66	26.27	22.19
Investment Operations:
Investment income (loss)—net[a]	.00[b]	.27	.32	.20	.11	(.06)
Net realized and unrealized gain (loss) on investments	2.30	3.21	(8.25)	1.87	3.34	4.14
Total from Investment Operations	2.30	3.48	(7.93)	2.07	3.45	4.08
Distributions:
Dividends from investment income—net	(.36)	(.22)	(.22)	-	(.06)	-
Dividends from net realized gain on investments	-	-	(.28)	-	-	-
Total Distributions	(.36)	(.22)	(.50)	-	(.06)	-
Net asset value, end of period	28.50	26.56	23.30	31.73	29.66	26.27
Total Return (%)[c]	8.65[d]	15.06	(25.38)	6.98	13.19	18.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36[e]	1.44	1.47	1.58	1.67	2.11
Ratio of net expenses to average net assets	1.34[e]	1.34	1.34	1.35	1.35	1.88
Ratio of net investment income (loss) to average net assets	.03[e]	1.12	1.11	.62	.41	(.25)
Portfolio Turnover Rate	40.38[d]	108.16	100.82	102.79	33.17	64.59
Net Assets, end of period ($ x 1,000)	79,323	77,594	51,613	37,158	26,614	17,676

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2017
		Year Ended September 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	24.53	21.54	29.42	27.71	24.66	20.99
Investment Operations:
Investment income (loss)—net[a]	(.09)	.08	.12	(.04)	(.10)	(.25)
Net realized and unrealized gain (loss) on investments	2.13	2.97	(7.67)	1.75	3.15	3.92
Total from Investment Operations	2.04	3.05	(7.55)	1.71	3.05	3.67
Distributions:
Dividends from investment income—net	(.19)	(.06)	(.05)	-	-	-
Dividends from net realized gain on investments	-	-	(.28)	-	-	-
Total Distributions	(.19)	(.06)	(.33)	-	-	-
Net asset value, end of period	26.38	24.53	21.54	29.42	27.71	24.66
Total Return (%)[b]	8.31[c]	14.21	(25.95)	6.17	12.37	17.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03[d]	2.12	2.16	2.39	2.45	2.90
Ratio of net expenses to average net assets	2.03[d]	2.09	2.08	2.10	2.10	2.67
Ratio of net investment income (loss) to average net assets	(.66)[d]	.37	.43	(.14)	(.38)	(1.06)
Portfolio Turnover Rate	40.38[c]	108.16	100.82	102.79	33.17	64.59
Net Assets, end of period ($ x 1,000)	10,586	10,154	9,414	3,714	3,213	4,199

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended March 31, 2017
		Year Ended September 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	27.30	23.95	32.59	30.39	26.91	22.67
Investment Operations:
Investment income (loss)—net[a]	.06	.35	.44	.31	.20	(.00)[b]
Net realized and unrealized gain (loss) on investments	2.35	3.29	(8.51)	1.89	3.41	4.24
Total from Investment Operations	2.41	3.64	(8.07)	2.20	3.61	4.24
Distributions:
Dividends from investment income—net	(.42)	(.29)	(.29)	-	(.13)	-
Dividends from net realized gain on investments	-	-	(.28)	-	-	-
Total Distributions	(.42)	(.29)	(.57)	-	(.13)	-
Net asset value, end of period	29.29	27.30	23.95	32.59	30.39	26.91
Total Return (%)	8.83[c]	15.35	(25.19)	7.24	13.49	18.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.11	1.17	1.35	1.43	1.88
Ratio of net expenses to average net assets	1.05[d]	1.08	1.09	1.10	1.10	1.64
Ratio of net investment income (loss) to average net assets	.38[d]	1.40	1.51	.93	.69	(.01)
Portfolio Turnover Rate	40.38[c]	108.16	100.82	102.79	33.17	64.59
Net Assets, end of period ($ x 1,000)	226,711	144,068	58,533	18,463	8,216	3,484

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2017
		Year Ended September 30,
Class Y Shares	(Unaudited)	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	27.31	23.95	25.37
Investment Operations:
Investment income—net[b]	.07	.43	.07
Net realized and unrealized gain (loss) on investments	2.35	3.23	(1.49)
Total from Investment Operations	2.42	3.66	(1.42)
Distributions:
Dividends from investment income—net	(.43)	(.30)	-
Net asset value, end of period	29.30	27.31	23.95
Total Return (%)	8.88[c]	15.45	(5.60)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.99	2.54	[d]
Ratio of net expenses to average net assets	.91[d]	.98	1.10	[d]
Ratio of net investment income to average net assets	.46[d]	1.54	3.69	[d]
Portfolio Turnover Rate	40.38[c]	108.16	100.82
Net Assets, end of period ($ x 1,000)	451	414	1

a From September 1, 2015 (commencement of initial offering) to September 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class T. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	160,364,671	-	-	160,364,671
Equity Securities - Foreign Common Stocks†	145,624,640	-	-	145,624,640
Equity Securities - Foreign Preferred Stocks†	6,800,249	-	-	6,800,249
Registered Investment Companies	11,623,198	-	-	11,623,198

† See Statement of Investments for additional detailed categorizations.

At September 30, 2016, $88,597,541 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2017, The Bank of New York Mellon earned $5,092 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2017 were as follows:

Affiliated Investment Company	Value 9/30/2016 ($)	Purchases ($)	Sales ($)	Value 3/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	13,374,948	87,087	13,462,035	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,056,811	101,823,924	103,331,999	3,548,736	1.1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 9/30/2016 ($)	Purchases ($)	Sales ($)	Value 3/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	155,185,550	147,111,088	8,074,462	2.6
Total	18,431,759	257,096,561	263,905,122	11,623,198	3.7

† During the period ended March 31, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $32,756,889 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2016. The fund has $24,919,461 of short-term capital losses and $7,837,428 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2016 was as follows: ordinary income $1,405,048. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from October 1, 2016 through February 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $7,939 during the period ended March 31, 2017.

During the period ended March 31, 2017, the Distributor retained $3,215 from commissions earned on sales of the fund’s Class A shares and $3,680 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended March 31, 2017, Class C shares were charged $41,954 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2017, Class A and Class C shares were charged $101,394 and $13,985, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2017, the fund was charged $12,703 for transfer agency services and $737 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $647.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2017, the fund was charged $27,735 pursuant to the custody agreement.

During the period ended March 31, 2017, the fund was charged $5,777 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $202,439, Distribution Plan fees $6,789, Shareholder Services Plan fees $19,214, custodian fees $22,014, Chief Compliance Officer fees $5,777 and transfer agency fees $7,323, which are offset against an expense reimbursement currently in effect in the amount of $5,014.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2017, amounted to $182,567,208 and $115,656,593, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At March 31, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2017:

Average Market Value ($)
Forward contracts	657,028

At March 31, 2017, accumulated net unrealized appreciation on investments was $42,154,023, consisting of $46,554,894 gross unrealized appreciation and $4,400,871 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

Dreyfus Natural Resources Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6006SA0317

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/Bradley J. Skapyack

            Bradley J. Skapyak

            President

Date:    May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyack

             Bradley J. Skapyak

            President

Date:    May 23, 2017

By:       /s/James Windels

            James Windels

            Treasurer

Date:    May 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)